Legal contingencies	12 Months Ended
Dec. 31, 2011
Commitments, contingencies and guarantees / Legal contingencies [Abstract]
Legal contingencies

18. Legal contingencies

ASML is party to various legal proceedings generally incidental to its business. ASML also faces exposures from other actual or potential claims and legal proceedings. In addition, ASML customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and/or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties. If these claims were successful, ASML could be required to indemnify such customers for some or all of any losses incurred or damages assessed against them as a result of that infringement.

The Company accrues for legal costs related to litigation in its statement of operations at the time when the related legal services are actually provided to ASML. In 2011, no estimated losses were recorded as a charge to the Company’s consolidated statements of operations (2010: EUR 1.5 million loss and 2009: no estimated losses were recorded).

From late 2001 through 2004, the Company was party to a series of civil litigations and administrative proceedings in which Nikon alleged ASML’s infringement of Nikon patents relating to lithography. ASML in turn filed claims against Nikon. Pursuant to agreements executed on December 10, 2004, ASML, Zeiss and Nikon agreed to settle all pending worldwide patent litigation between the companies. The settlement included an exchange of releases, a patent Cross-License agreement related to lithography equipment used to manufacture semiconductor devices (the “Nikon Cross-License Agreement”) and payments to Nikon by ASML and Zeiss. In connection with the settlement, ASML and Zeiss made settlement payments to Nikon from 2004 to 2007. The license period for certain patents subject to the Nikon Cross-License Agreement, which were not perpetually licensed, ended on December 31, 2009. Pursuant to the terms of the Nikon Cross-License Agreement, the parties have agreed, from January 1, 2010 to December 31, 2014 (the “Cross-License Transition Period”), not to bring suit for claims related to infringement of those patents or for claims related to infringement of patents issued during the Cross-License Transition Period. However, beginning on January 1, 2015, the parties may bring suit for infringement of patents subject to the Nikon Cross-License Agreement, including any infringement that occurred during the Cross-License Transition Period. Damages related to claims for patent infringement occurring during the Cross-License Transition Period are limited to three percent of the net sales price of products utilizing patents that are valid and enforceable.